Inventories - Summary of Inventories (Detail) $ in Thousands, $ in Thousands	Dec. 31, 2024 USD ($)	Dec. 31, 2024 MXN ($)	Dec. 31, 2023 MXN ($)
Disclosure of Inventories [Line Items]
Inventories	$ 4,369,878	$ 88,569,989	$ 112,035,992
Refined and petrochemicals products
Disclosure of Inventories [Line Items]
Inventories		43,950,469	51,455,826
Products in transit
Disclosure of Inventories [Line Items]
Inventories		18,984,729	25,510,618
Crude oil
Disclosure of Inventories [Line Items]
Inventories		18,645,592	28,428,427
Materials and products in stock
Disclosure of Inventories [Line Items]
Inventories		6,320,011	5,870,013
Materials in transit
Disclosure of Inventories [Line Items]
Inventories		555,522	610,928
Gas and condensate products
Disclosure of Inventories [Line Items]
Inventories		$ 113,666	$ 160,180